INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
INCOME/(LOSS) PER SHARE
Schedule of income/(loss) per share

	2023	2022	2021

Income/(loss) for the period attributable to equity holders of the Parent Company	75,534	(4,790,687)	(3,330,080)
Weighted average number of shares with face value of TRY0.20 each	324,810	325,998	304,764

Basic and diluted income/(loss) per share	0.23	(14.70)	(10.93)